Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss	$ (93,568)	$ (38,488)
Items not affecting cash and other items:
Equity compensation	3,530	5,754
Depreciation	1,742	925
Foreign exchange gain	(3,433)	0
Share of loss/(gain) of Cauchari-Olaroz Project	83,276	(5,933)
Share of loss of Arena Minerals	1,359	342
Loss on JEMSE transaction	0	4,712
Gain on modification of the loans to Exar Capital	(20,354)	0
Gain on financial instruments measured at fair value	(42,006)	(21,372)
Other items	365	11,502
Payment of interest on the convertible notes and debt facilities	(6,297)	(12,517)
Changes in non-cash working capital items:
Increase in receivables, prepaids and deposits	(1,023)	(754)
Increase in accounts payable and accrued liabilities	11,187	2,648
Net cash used in operating activities	(65,222)	(53,181)
INVESTING ACTIVITIES
Loans to Exar Capital	(79,674)	(60,270)
Contribution to Investment in Cauchari-Olaroz project	(3,138)	(2,309)
Investment in Green Technology Metals	(10,000)	0
Investment in Arena Minerals	(2,745)	(14,758)
Investment in Ascend Elements	(5,000)	0
Investment in short-term bank deposits	(155,000)	0
Cash acquired as a result of Millennial acquisition	33,531	0
Transaction costs related to Millennial acquisition	(5,012)	0
Payment of Millennial's acquisition date payables	(17,167)	(20,800)
Release of escrow deposit for Millennial acquisition	20,000	(20,000)
Proceeds from sale of assets held for sale	0	4,034
Additions to exploration and evaluation assets	(5,308)	(1,298)
Release of restricted cash	0	150
Additions to property, plant and equipment	(1,369)	(579)
Net cash used in investing activities	(230,882)	(115,830)
FINANCING ACTIVITIES
Proceeds from stock option exercises	1,920	706
Proceeds from public offering	0	400,000
Equity offering issuance costs	0	(22,609)
Drawdowns from the credit facilities	0	109,250
Repayment of the senior credit facility	(24,708)	(205,000)
Proceeds from the convertible notes	0	258,750
Convertible notes issuance costs	0	(8,499)
Other	(677)	(1,188)
Net cash (used)/provided by financing activities	(23,465)	531,410
Effect of foreign exchange on cash	3,433	138
CHANGE IN CASH AND CASH EQUIVALENTS	(316,136)	362,537
CASH AND CASH EQUIVALENTS - BEGINNING OF THE YEAR	510,607	148,070
CASH AND CASH EQUIVALENTS - END OF THE YEAR	$ 194,471	$ 510,607